WARRANTS (Details) - Warrant [Member]	6 Months Ended
Jun. 30, 2018 USD ($) $ / shares shares
Shares available to purchase with warrants
Outstanding beginning balance | shares
Issued | shares	32,329,203
Exercised | shares
Forfeited | shares
Expired | shares
Outstanding ending balance | shares	32,329,203
Exercisable ending | $	$ 32,329,203
Weighted Average Price
Outstanding beginning balance
Issued	0.0034
Exercised
Forfeited
Expired
Outstanding ending balance	0.0034
Exercisable ending	0.0034
Weighted Average Fair Value
Outstanding beginning balance
Issued	0.0034
Exercised
Forfeited
Expired
Outstanding ending balance	0.0034
Exercisable ending	$ 0.0034